Property and equipment, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property and equipment, net
(14)	Property and equipment, net
The main additions correspond to:

•
Flight equipment: The main additions during the year ended December 31, 2020, correspond to sale and lease back transactions of nine Airbus A320 aircraft for $197,707 (recognized as rights of use) with Avolon Aerospace Leasing Limited and $7,581 for additions of connectivity and densification projects. During the year ended December 31, 2019, the Group acquired three Airbus A320N aircraft for $33,500, $31,111, and $30,242 one Boeing
787-9
aircraft for $77,673 recognized as rights of use and one Airbus A300F aircraft, for $14.495.

During 2020, aircraft are reclassified from assets held for sale to property and equipment, correspond to of the aircraft 2 A319, 3 A320, 2 A330, 1 A330F and 4 A321 for a total amount of $
352,867
. As the “highly probable sale” condition was not fulfilled, derived from the current situation of the airline industry caused by
COVID-19.
The carrying amount that was recognized as property and equipment correspond to recoverable amount.
The main disposals as of December 31, 2020, correspond to the following rejected aircraft leases, 2 A319, 2 A320, 2 A321, 2 A330, y 4
ATR-72
for a total amount of $221,866 due to the chapter 11 plan of reorganization. This motion was approved by the court on June 11, 2020, additionally $ 18,946 reflected in Disposals due to the replacement.

•
Capitalized maintenance: Additions reported for the year ended December 31, 2020 and 2019 correspond to major fuselage, train and APU repairs for $ 30,694 and $ 16,658 also to major engine repairs for $ 43,169 and $ 142,514, respectively.

As of December 31, 2020 and 2019, withdrawals are recognized for $ 18,726 and $ 6,745 for structural repair, respectively, and $ 104,766 and $ 104,886 for major repairs of Engines, OVH and LLP, respectively.

•
Reimbursement of predelivery payments: As of December 31, 2020, the Group suspended the capitalization of interest on PDP’S, mainly due to the cessation of advance payments to aircraft manufacturers. As of December 31, 2020, $ 19,794 was written off for PDPs, for future orders. As of December 31, 2019, the Group capitalized borrowing costs of $8,778 at an average interest rate of 7.01%.

During 2020, the Group renegotiated aircraft purchase contracts for $ 58,548 of which $ 50,004 were received in cash, $ 4,329 was retained for future orders and $4,219 was to cross future predelivery payments. During the year ended December 31, 2019, the Group signed an aircraft purchase contract assignment, assigning 3 Boeing
787-9
aircraft to Valderrama Aviation Limited, for $
90,312
.

•
Administrative Property: As of December 31, 2020, additions are mainly recognized for improvements and adherence to the Crew Training building $ 2,567; $ 1,074 is recognized for revaluation. Avianca Holdings S.A.’s subsequent measurement policy is to revalue to recognize the fair value of land and buildings, which make up the property category. The fair values of properties are determined using comparable market methods. This means that the valuations made by the experts through the appraisals are based on market prices, adjusted according to individual characteristics, differences in nature, location or condition of the property.

Impairment
In the year 2019, the impairment loss of $470,661 represented:

•
Impairment of fleet Embraer
E-190
and Airbus $455,794: During the year 2019, due to the organizational transformation plan called “Avianca 2021”, the Group made the decision to sell 10 Embraer 190, 10 Airbus A318, 2 Airbus A319, 16 Airbus A320, 4 Airbus A321, 2 Airbus A330 and 1 Airbus A330F, in the search for greater fleet standardization, generating benefits and operational efficiencies. The carrying amount was lower than the fair value less to cost to sell, this was recognized in the consolidated statements of comprehensive income. Then we classified these assets to assets held for sale.

•
Administrative properties: Impairment of administrative property located in Venezuela $14,867 taking into consideration the significantly high levels of inflation that exist in Venezuela and the volatility of foreign currency exchange rates resulting from continued political instability, we record the impairment charges of value of our five offices in Venezuela. As a result of these impairment charges, the remaining book value of these administrative properties is zero. In the year 2019 the process of intention to sell these offices was reactivated.

•
Others: The main additions during the year ended December 31, 2020 correspond to assets in progress $ 2,241, tools $ 3,644, computer and security equipment $ 1,673 and other non-aeronautical
equipment $ 2,570.

•	The main drops as of December 31, 2020 correspond to Ground support equipment and ramp $ 22,430, property improvements $ 13,397, tools and other equipment $ 5,624.

Flight equipment, property and other equipment as of December 31, 2020, and 2019 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Additions	205,289	73,863	6,812	10,118	2,567	11,153	309,803
Disposals	(240,812)	(123,494)	(18,140)	(79,463)	—	(41,451)	(503,360)
Transfers	1,710	2,624	(4,301)	—	414	(447)	—
Reclassification assets held for sale	352,867	—	—	—	—	—	352,867
Revaluation	—	—	—	—	1,074	—	1,074

December 31, 2020	$5,252,110	$546,787	$157,689	$111,982	$142,654	$288,394	$6,499,616

Accumulated depreciation:
December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915
Additions	358,400	88,666	7,307	—	2,752	25,694	482,819
Impairment	—	—	—	—	1,070	—	1,070
Disposals	(38,153)	(114,911)	(6,702)	—	—	(21,966)	(181,732)
Transfers	(1,823)	2,624	(769)	—	414	(446)	—

December 31, 2020	$1,263,644	$202,352	$47,113	$—	$31,723	$143,240	$1,688,072

Net:
December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317

December 31, 2020	$3,988,466	$344,435	$110,576	$111,982	$110,931	$145,154	$4,811,544

Flight equipment, property and other equipment as of December 31, 2019 and December 31, 2018 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276
Adoption IFRS 16	1,010,200	—	—	—	—	69,533	1,079,733

January 1, 2019	$6,254,360	$791,004	$225,841	$260,000	$135,838	$332,966	$8,000,009
Additions	303,476	219,866	16,196	21,324	—	38,198	599,060
Disposals	(48,381)	(114,323)	(43,207)	(95,848)	—	(46,583)	(348,342)
Transfers	18,237	(8,554)	(5,228)	(4,149)	—	(306)	—
Sale of subsidiaries	(31,270)	(5,424)	(198)	—	—	(2,739)	(39,631)
Transfers to assets held for sale	(1,563,366)	(288,775)	(20,086)	—	—	(2,398)	(1,874,625)
Revaluation	—	—	—	—	2,761	—	2,761

December 31, 2019	$4,933,056	$593,794	$173,318	$181,327	$138,599	$319,138	$6,339,232

Accumulated depreciation:
December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959
Additions	341,699	157,572	20,047	—	2,178	26,780	548,276
Impairment	455,794	—	—	—	14,867	—	470,661
Disposals	(39,166)	(111,793)	(12,960)	—	(347)	(28,396)	(192,662)
Transfers	7,682	(6,985)	(637)	—	—	(60)	—
Sale of subsidiaries	(11,560)	(3,597)	(34)	—	—	(1,741)	(16,932)
Transfers to assets held for sale	(837,420)	(174,200)	(16,377)	—	—	(2,390)	(1,030,387)

December 31, 2019	$945,220	$225,973	$47,277	$—	$27,487	$139,958	$1,385,915

Net:
December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

December 31, 2019	$3,987,836	$367,821	$126,041	$181,327	$111,112	$179,180	$4,953,317